Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2020
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Disclosures
Note 20 Supplemental Cash Flow Disclosures
Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Interest paid	$160	$162	$168
Income taxes paid, net of refunds received	(23)	44	40
Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards. In certain situations, TDS and UScellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting. TDS and UScellular then pay the amount of the required tax withholdings to the taxing authorities in cash.

TDS:
Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Common Shares withheld	153,000	814,000	676,000

Aggregate value of Common Shares withheld	$3	$29	$21

Cash receipts upon exercise of stock options	—	2	48
Cash disbursements for payment of taxes	(3)	(8)	(6)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$(3)	$(6)	$42

UScellular:
Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Common Shares withheld	376,000	452,000	1,550,000

Aggregate value of Common Shares withheld	$11	$23	$73

Cash receipts upon exercise of stock options	—	1	29
Cash disbursements for payment of taxes	(11)	(10)	(11)
Net cash receipts (disbursements) from exercise of stock options and vesting of other stock awards	$(11)	$(9)	$18